UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03111 and 811-21301

Name of Fund: BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Tax-Exempt Fund and Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2016

Date of reporting period: 06/30/2015

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2015 (Unaudited)	BIF Tax-Exempt Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Tax-Exempt LLC	$2,442,814,625
Total Investments (Cost — $2,442,814,625) — 100.0%	2,442,814,625
Liabilities in Excess of Other Assets — (0.0)%	(95,499)

Net Assets — 100.0%	$2,442,719,126

BIF Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2015, the value of the investment and the percentage owned by the Fund of the Master LLC was $2,442,814,625 and 87.5%, respectively.

•

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2015, there were no transfers between levels.

BIF TAX-EXEMPT FUND	JUNE 30, 2015	1

Schedule of Investments June 30, 2015 (Unaudited)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.2%
City of Columbia Alabama IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.03%, 7/01/15 (a)	$21,500	$21,500,000
City of Huntsville Alabama IDB, Refunding RB, VRDN, AMT (First Commercial Bank) (Federal Home Loan Bank of Atlanta LOC), 0.22%, 7/07/15 (a)	1,515	1,515,000
City of Mobile Alabama Downtown Redevelopment Authority, RB, VRDN (a):
Series A (National Australia Bank Ltd. LOC), 0.06%, 7/07/15	2,685	2,685,000
Series B (Australia and New Zealand Banking Group Ltd. LOC), 0.06%, 7/07/15	2,630	2,630,000
City of Mobile Alabama IDB, RB, VRDN, Alabama Power Co. Project, 0.10%, 7/07/15 (a)	5,550	5,550,000

		33,880,000
Alaska — 0.9%
City of Valdez Alaska, Refunding RB, VRDN, ConocoPhillips Project, Series C, 0.08%, 7/07/15 (a)	24,400	24,400,000
Arizona — 1.2%
City of Avondale Arizona, Refunding RB, 2.00%, 7/01/15	1,175	1,175,057
County of Navajo Arizona Pollution Control Corp., Refunding RB, VRDN (Union Bank LOC), 0.03%, 7/01/15 (a)	32,000	32,000,000

		33,175,057
Arkansas — 0.1%
Arkansas Development Finance Authority, RB, VRDN, S/F Housing, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.15%, 7/07/15 (a)	3,200	3,200,000
California — 1.3%
Bay Area Toll Authority, P-FLOATS, RB, VRDN, Series C1 (Bank of America NA Liquidity Agreement), 0.09%, 7/07/15 (a)(b)(c)	4,910	4,910,000
Municipal Bonds	Par (000)	Value
California (concluded)
California Municipal Finance Authority, RB, VRDN, Westmont College, Series A (Comerica Bank NA LOC), 0.10%, 7/07/15 (a)	$8,885	$8,885,000
City of Los Angeles California Wastewater System, RB, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.08%, 7/07/15 (a)(b)(c)	1,500	1,500,000
City of Sacramento California, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 4375 (JPMorgan Chase Bank NA SBPA), 0.08%, 7/07/15 (a)(b)(c)	13,000	13,000,000
Los Angeles Community College District, GO, VRDN, FLOATS, Series 2984 (Morgan Stanley Bank Liquidity Agreement), 0.08%, 7/07/15 (a)(b)(c)	7,500	7,500,000

		35,795,000
Colorado — 0.1%
Sheridan Redevelopment Agency, Refunding, Tax Allocation Bonds, VRDN, South Santa Fe Drive (JPMorgan Chase Bank NA LOC), 0.09%, 7/07/15 (a)	3,315	3,315,000
Connecticut — 0.3%
City of Derby Connecticut, GO, BAN, 1.00%, 9/03/15	7,940	7,950,889
District of Columbia — 0.3%
District of Columbia, RB, VRDN, Community Connections Real Estate, Series A (Manufacturers & Traders Trust Co. LOC), 0.12%, 7/07/15 (a)	3,500	3,500,000
District of Columbia Water & Sewer Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2013-0012, Class A (AGM) (Citibank NA SBPA), 0.09%, 7/07/15 (a)(b)(c)	4,400	4,400,000

		7,900,000
Florida — 4.5%
City of Hollywood Florida Water & Sewer Revenue, Refunding RB, 2.00%, 10/01/15	5,175	5,198,039
City of Jacksonville Florida, Florida Light & Power Co., 0.13%, 7/16/15	10,300	10,300,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2015	1

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (continued)
City of Orlando Utilities Commission, Refunding RB, VRDN, Series A, 0.25%, 1/26/16 (a)	$7,600	$7,600,000
City of Tampa Bay Florida Regional Water Supply Authority, Refunding RB, VRDN, FLOATS (Branch Banking & Trust Liquidity Agreement), 0.07%, 7/02/15 (a)(b)(c)	25,305	25,305,000
County of Brevard Florida Housing Finance Authority, RB, VRDN, M/F, Timber Trace Apartments Project, AMT (Citibank NA LOC), 0.08%, 7/07/15 (a)	9,735	9,735,000
County of Collier Florida IDA, RB, VRDN, March Project, AMT (Wells Fargo Bank NA LOC), 0.26%, 7/07/15 (a)	1,370	1,370,000
County of Hillsborough Florida Housing Finance Authority, HRB, VRDN, M/F, Claymore Crossings Apartments, AMT (Citibank NA LOC), 0.07%, 7/07/15 (a)	1,900	1,900,000
County of Manatee Florida Housing Finance Authority, HRB, VRDN, M/F, Village at Cortez Apartments, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.09%, 7/07/15 (a)	10,400	10,400,000
County of Miami-Dade Florida Transit System Sales Surtax Revenue, RB, VRDN, Eagle Tax-Exempt Trust, Class A (AGM) (Citibank NA Liquidity Agreement), 0.09%, 7/07/15 (a)(b)(c)	7,450	7,450,000
County of Miami-Dade Florida Water & Sewer System Revenue, RB, VRDN, ROCS, Series RR-II-R-11834 (AGM) (Citibank NA Liquidity Agreement), 0.11%, 7/07/15 (a)(b)(c)	23,750	23,750,000
County of Orange Florida, RBC Muni Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series O-43 (Royal Bank of Canada SBPA), 0.07%, 7/07/15 (a)(b)(c)	5,115	5,115,000
Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Orlando & Orange Florida Expressway Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 0145, Class A (BHAC) (Citibank NA Liquidity Agreement), 0.08%, 7/07/15 (a)(c)	$11,300	$11,300,000
Florida Housing Finance Corp., RB, VRDN, M/F, Savannah Springs Apartments, Series N, AMT (Citibank NA LOC), 0.09%, 7/07/15 (a)	6,500	6,500,000

		125,923,039
Georgia — 0.0%
City of Augusta, GO, 4.00%, 10/01/15	225	227,157
Illinois — 2.2%
Illinois Finance Authority, RB, VRDN (a):
AMT, INX International Ink Co. (JPMorgan Chase Bank NA LOC), 0.12%, 7/07/15	3,745	3,745,000
ROCS, Series RR-11624 (AGC, (Citibank NA SBPA), 0.27%, 7/07/15 (b)(c)	16,100	16,100,000
Illinois Finance Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0118, Class A (Citibank NA SBPA), 0.07%, 7/07/15 (a)(b)	3,150	3,150,000
State of Illinois, GO, VRDN (State Street Bank and Trust LOC), 0.07%, 7/07/15 (a)	17,000	17,000,000
University of Illinois, Refunding RB, VRDN, UIC South Campus Development (JPMorgan Chase Bank NA LOC), 0.06%, 7/07/15 (a)	20,015	20,015,000

		60,010,000
Indiana — 2.5%
City of Michigan Indiana, RB, M/F, VRDN, Palatek Project, AMT (Comerica Bank NA LOC), 0.17%, 7/07/15 (a)	3,500	3,500,000

2	MASTER TAX-EXEMPT LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, Refunding RB, VRDN, Series A-2 (BMO Harris Bank NA SBPA), 0.08%, 7/07/15 (a)	$37,365	$37,365,000
Indianapolis Local Public Improvement Bond Bank, Refunding RB, ROCS, VRDN, Series II-R-11779 (AGC) (Citibank NA SBPA), 0.27%, 7/07/15 (a)(b)(c)	28,575	28,575,000

		69,440,000
Iowa — 5.1%
City of Des Moines Iowa, RB, VRDN, Methodist Medical Center Project (Wells Fargo Bank NA LOC), 0.07%, 7/01/15 (a)	12,400	12,400,000
Iowa Finance Authority, RB, VRDN (a):
M/F Housing, AMT, Series A (Wells Fargo Bank NA SBPA), 0.11%, 7/07/15	3,550	3,550,000
CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.17%, 7/07/15	118,060	118,060,000
Iowa Higher Education Loan Authority, RB, VRDN, Des Moines University Project (BMO Harris Bank NA LOC), 0.03%, 7/01/15 (a)	4,940	4,940,000
Iowa Higher Education Loan Authority, Refunding RB, VRDN Des Moines University Project (BMO Harris Bank NA LOC), 0.03%, 7/01/15 (a)	2,795	2,795,000

		141,745,000
Kansas — 0.2%
City of Salina Kansas, GO, Series 1, 1.00%, 8/03/15	4,500	4,502,625
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 3206, AMT (JPMorgan Chase Bank NA SBPA), 0.11%, 7/07/15 (a)(b)(c)	1,120	1,120,000

		5,622,625
Kentucky — 0.2%
Kentucky Turnpike Authority, Refunding RB, Series A, 5.00%, 7/01/15	4,250	4,250,548
Municipal Bonds	Par (000)	Value
Louisiana — 3.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN (a):
BASF Corp. Project, AMT, 0.14%, 7/07/15	$4,000	$4,000,000
Honeywell International, Inc. Project, 0.13%, 7/07/15	6,000	6,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, VRDN, BASF Corp. Project, Series B, 0.09%, 7/07/15 (a)	7,500	7,500,000
Louisiana Offshore Terminal Authority, Refunding RB, VRDN, Loop LLC Project, Series B (JPMorgan Chase Bank NA LOC), 0.07%, 7/07/15 (a)	15,050	15,050,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products and Chemicals Project, 0.06%, 7/07/15 (a)	13,000	13,000,000
Parish of Ascension Louisiana, RB, VRDN, BASF Corp. Project, 0.14%, 7/07/15 (a)	11,800	11,800,000
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, VRDN (Citibank NA Liquidity Agreement), 0.08%, 7/07/15 (a)(b)	30,000	30,000,000

		87,350,000
Maryland — 1.5%
City of Washington Maryland Suburban Sanitary Commission, GO, Series A, VRDN, BANS (TD Bank NA SBPA), 0.07%, 7/07/15 (a)	7,000	7,000,000
County of Baltimore Maryland, RB, VRDN, M/F, Paths at Loveton (Manufacturers & Traders Trust Co. LOC), 0.13%, 7/07/15 (a)	3,055	3,055,000
Maryland EDC, RB, VRDN, Linemark Printing Project, AMT (Manufacturers & Traders LOC), 0.27%, 7/07/15 (a)	3,050	3,050,000
Maryland Health & Higher Educational Facilities Authority, Refunding RB, VRDN (a):
ROCS, Series 11594 (AGC) (Citibank NA Liquidity Agreement), 0.27%, 7/07/15 (b)(c)	8,635	8,635,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2015	3

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, VRDN (a) (concluded):
University of Maryland Medical System (TD Bank NA LOC), 0.02%, 7/01/15	$19,530	$19,530,000

		41,270,000
Massachusetts — 3.3%
City of Salem, GO, 1.00%, 12/03/15	1,000	1,002,979
Massachusetts Bay Transportation Authority, RB, Clipper Tax-Exempt Certificate Trust, VRDN, Series 2009-47 (State Street Bank & Trust Co. SBPA), 0.10%, 7/07/15 (a)(b)(c)	50,000	50,000,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7-Month Window, Senior Series A, 0.16%, 1/26/16 (a)	5,010	5,010,000
Massachusetts Development Finance Agency, HRB, VRDN, M/F Housing, Avalon Acton Apartment, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.08%, 7/07/15 (a)	3,000	3,000,000
Massachusetts Development Finance Agency, RB, VRDN, Woodbriar Senior Living Facility, FLOATS, RBC Municipal Product, Inc. Trust, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.08%, 7/07/15 (a)(b)(c)	8,380	8,380,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Baystate Medical Center, Series K (Wells Fargo Bank NA LOC), 0.03%, 7/01/15 (a)	1,500	1,500,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN, Great Brook Valley Health Center, Series A (TD Bank NA LOC), 0.05%, 7/07/15 (a)	1,190	1,190,000
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts School Building Authority, RB, Sales Tax Revenue, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.08%, 7/07/15 (a)(b)(c)	$2,000	$2,000,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.05%, 7/07/15 (a)	2,000	2,000,000
Massachusetts Water Resources Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0054, Class A (AGM) (Citibank NA SBPA), 0.07%, 7/07/15 (a)(b)(c)	1,600	1,600,000
Massachusetts Water Resources Authority, Refunding RB, VRDN, FLOATS, RBC Municipal Product, Inc. Trust, Series E-42 (Royal Bank of Canada LOC), 0.07%, 7/02/15 (a)(b)(c)	7,000	7,000,000
University of Massachusetts Building Authority, RB, Senior Series 1:
2.00%, 11/02/15	215	216,316
VRDN (JPMorgan Chase Bank NA SBPA), 0.09%, 7/07/15 (a)	5,985	5,985,000
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.16%, 1/26/16 (a)	4,535	4,535,000

		93,419,295
Michigan — 3.5%
Michigan Finance Authority, RB, VRDN, Higher Education Facilities (Comerica Bank NA LOC), 0.12%, 7/07/15 (a)	6,880	6,880,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, University of Detroit Mercy Project (Comerica Bank NA LOC), 0.06%, 7/01/15 (a)	5,425	5,425,000
Michigan State HDA, M/F Housing, AMT, Berrien Woods III (a):
Series A (Citibank NA LOC), 0.08%, 7/07/15	4,415	4,415,000

4	MASTER TAX-EXEMPT LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State HDA, M/F Housing, AMT, Berrien Woods III (a) (concluded):
Series C (JPMorgan Chase Bank NA SBPA), 0.08%, 7/07/15	$19,685	$19,685,000
Michigan State HDA, Refunding, HRB, VRDN, AMT (a):
M/F, Series A (JPMorgan Chase Bank NA SBPA), 0.15%, 7/01/15	29,710	29,710,000
S/F, Series B (Federal Home Loan Bank SBPA), 0.08%, 7/07/15	1,700	1,700,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Window, Ascension Health Senior Credit Group, Series F-7, 0.13%, 1/26/16 (a)	7,760	7,760,000
Michigan Strategic Fund, RB, VRDN (a):
C&M Manufacturing Corp., Inc. Project, AMT (JPMorgan Chase Bank NA LOC), 0.52%, 7/07/15	220	220,000
CS Facilities LLC Project (MUFG Union Bank LOC), 0.06%, 7/07/15	11,045	11,045,000
MANS LLC Project, AMT (Comerica Bank NA LOC), 0.17%, 7/07/15	5,300	5,300,000
Riverwalk Properties LLC Project, AMT (Comerica Bank NA LOC), 0.17%, 7/07/15	900	900,000
Oakland University, Refunding RB, VRDN, General (JPMorgan Chase Bank NA LOC), 0.09%, 7/07/15 (a)	890	890,000
Wayne State University, Refunding RB, Series A, 5.00%, 11/16/15	3,975	4,047,255

		97,977,255
Minnesota — 0.2%
Minneapolis Minnesota Health Care System, RB, VRDN, FLOATS, Fairview Health Services, Series E-19 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.07%, 7/07/15 (a)(b)(c)	4,200	4,200,000
Mississippi — 0.6%
County of Jackson Mississippi, Refunding RB, VRDN, Chevron USA, Inc. Project, 0.01%, 7/01/15 (a)	6,000	6,000,000
Municipal Bonds	Par (000)	Value
Mississippi (concluded)
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 84 (State Street Bank & Trust Co. SBPA), 0.07%, 7/07/15 (a)(b)(c)	$11,900	$11,900,000

		17,900,000
Missouri — 0.3%
City of Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.14%, 7/07/15 (a)	6,000	6,000,000
Missouri State Environmental Improvement & Energy Resource Authority, RB, Series A, 2.00%, 7/01/15	1,345	1,345,067
State of Missouri, COP, Refunding Series A, 1.50%, 10/01/15	1,090	1,093,481

		8,438,548
Nebraska — 0.6%
City of Lincoln Nebraska, RB, FLOATS, VRDN, Series 2900 (Credit Suisse Liquidity Agreement), 0.09%, 7/07/15 (a)(b)(c)	16,000	16,000,000
Nevada — 0.9%
County of Clark Department of Aviation, Refunding ARB, AMT, 2.50%, 7/01/15	15,000	15,000,927
County of Clark Nevada School District, BB&T Municipal Trust, GO, VRDN, (Branch Banking & Trust LOC, Branch Banking & Trust Liquidity Agreement), 0.09%, 7/02/15 (a)(b)(c)	9,745	9,745,000

		24,745,927
New Hampshire — 0.5%
County of Cheshire New Hampshire, GO, TAN, 1.00%, 12/30/15	14,840	14,896,247
New Jersey — 3.6%
Borough of Dumont New Jersey, GO, Refunding, 1.50%, 6/23/16	6,179	6,236,678
Borough of Hasbrouck Heights New Jersey, GO, BAN, Refunding, 1.00%, 3/24/16	4,611	4,630,472
Borough of Hawthorne New Jersey, GO, BAN, Refunding, 1.00%, 10/30/15	4,312	4,320,893
Borough of Middlesex New Jersey, GO, BAN, 1.00%, 7/17/15	2,678	2,679,007

MASTER TAX-EXEMPT LLC	JUNE 30, 2015	5

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Borough of Oradell New Jersey, GO, BAN, 1.00%, 4/08/16	$3,310	$3,324,269
Borough of Upper Saddle River New Jersey, GO, BAN, 1.00%, 2/19/16	5,335	5,356,237
City of Margate City New Jersey, GO, BAN, Refunding, 1.00%, 7/20/15	7,210	7,212,317
County of Atlantic New Jersey, GO, BAN, Refunding, 2.00%, 6/29/16	15,806	16,034,871
Township of Berkeley Heights New Jersey, GO, BAN, Refunding, 1.00%, 10/08/15	4,361	4,366,487
Township of Burlington New Jersey, GO, BAN, 1.00%, 10/09/15	4,650	4,656,209
Township of East Hanover New Jersey, GO, BAN, Refunding, 1.00%, 8/20/15	5,103	5,107,481
Township of Edison New Jersey, GO, BAN, Refunding, 1.00%, 8/28/15	5,000	5,004,987
Township of Hillsborough New Jersey, GO, BAN, 1.00%, 12/11/15	2,284	2,289,768
Township of Lawrence New Jersey, GO, BAN, Refunding, 1.00%, 7/24/15	7,490	7,493,733
Township of Little Falls New Jersey, GO, BAN, Refunding, 1.00%, 8/28/15	8,154	8,162,766
Township of Lower New Jersey, GO, BAN, Refunding, 1.00%, 8/06/15	4,000	4,002,259
Township of Mount Laurel, GO, BAN, Series C, 1.25%, 3/10/16	6,887	6,928,464
Township of Randolph New Jersey, GO, BAN, 1.00%, 9/25/15	3,250	3,255,901

		101,062,799
New Mexico — 0.3%
New Mexico Finance Authority, Refunding RB, VRDN, Sub-Lien, Sub-Series A-1 (State Street Bank & Trust LOC), 0.06%, 7/07/15 (a)	8,350	8,350,000
Municipal Bonds	Par (000)	Value
New Mexico (concluded)
State of New Mexico Severance Tax Permanent Fund, Refunding RB, Series A, 5.00%, 7/01/15	$780	$780,105

		9,130,105
New York — 15.2%
City of Homer New York Central School District, GO, BAN, 2.00%, 7/15/16 (d)	7,500	7,608,150
City of New York New York, GO, VRDN (a):
Series A-4 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.07%, 7/07/15	13,000	13,000,000
Sub-Series A-3 (Morgan Stanley Bank LOC), 0.09%, 7/07/15	14,600	14,600,000
Sub- Series D-4, (TD Bank NA SBPA), 0.02%, 7/01/15	7,000	7,000,000
Sub-Series F-6 (JPMorgan Chase BankNA SBPA), 0.03%, 7/01/15	10,000	10,000,000
Sub-Series G-7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.02%, 7/01/15	5,645	5,645,000
City of New York New York Water Authority, RB, EMCP, 0.09%, 7/15/15	15,000	15,000,000
City of New York New York Industrial Development Agency, RB, VRDN (a):
Korean Air Lines Co. Ltd. Project, Series A, AMT (Kookmin Bank LOC), 0.14%, 7/07/15	23,800	23,800,000
Korean Air Lines Co. Ltd. Project, Series C, AMT (Kookmin Bank LOC), 0.14%, 7/07/15	4,400	4,400,000
New York Law School Project, Series A (JPMorgan Chase Bank NA LOC), 0.07%, 7/07/15	15,525	15,525,000
City of New York New York Transitional Finance Authority, Future Tax Secured Revenue, RB, VRDN, Subordinate, Sub-Series C-5 (Sumitomo Mitsui Banking Corp. LOC), 0.06%, 7/07/15 (a)	4,800	4,800,000

6	MASTER TAX-EXEMPT LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County of Dutchess New York IDA, RB, Marist College, Series A (TD Bank NA LOC), 0.08%, 7/07/15 (a)	$8,645	$8,645,000
Metropolitan Transportation Authority, RB, VRDN (Royal Bank of Canada LOC), 0.06%, 7/07/15 (a)	5,000	5,000,000
New York City Housing Development Corp. New York, RB, VRDN (a):
50th Avenue Development, Series A (Wells Fargo Bank NA LOC), 0.08%, 7/07/15	7,000	7,000,000
50th Avenue Development, Series A (Wells Fargo Bank NA LOC), 0.08%, 7/07/15	10,800	10,800,000
Lyric Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae SBPA), 0.06%, 7/07/15	4,530	4,530,000
M/F, Balton, Series A (Freddie Mac LOC), 0.08%, 7/07/15	4,750	4,750,000
M/F, Series K-2 (Wells Fargo Bank NA LOC), 0.08%, 7/07/15	8,400	8,400,000
Sierra Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.06%, 7/07/15	2,000	2,000,000
New York City Housing Development Corp. New York, Refunding RB, VRDN, M/F, The Crest, Series A (Landesbank Hessen-Thüringen LOC), 0.07%, 7/07/15 (a)	4,000	4,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN, Sub-Series A-4 (TD Bank NA SBPA), 0.02%, 7/01/15 (a)	39,375	39,375,000
New York City Water & Sewer System, RB, Municipal Water Finance Authority, Series A, VRDN (State Street Bank & Trust Co. SBPA), 0.02%, 7/01/15 (a)	11,010	11,010,000
Municipal Bonds	Par (000)	Value
New York (continued)
New York City Water & Sewer System, Refunding RB, Municipal Water Finance Authority, VRDN (a):
FLOATS, Series 2043 (Morgan Stanley Bank Liquidity Agreement), 0.08%, 7/07/15 (b)(c)	$2,600	$2,600,000
2nd General Resolution, Fiscal 2011, Series DD-1 (TD Bank NA SBPA), 0.02%, 7/01/15	9,900	9,900,000
New York Local Government Assistance Corp., Refunding RB, VRDN, Sub Lien, Series 4 (Bank of America NA SBPA), 0.08%, 7/07/15 (a)	2,000	2,000,000
New York Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-1 (Royal Bank of Canada LOC), 0.02%, 7/01/15 (a)	8,250	8,250,000
New York State Dormitory Authority, RB, FLOATS, VRDN (JPMorgan Chase Bank NA Liquidity Agreement), 0.08%, 7/07/15 (a)(b)(c)	3,000	3,000,000
New York State Dormitory Authority, Refunding RB, Saint Johns University, Series B-1 (Bank of America LOC), VRDN, 0.07%, 7/07/15 (a)	14,370	14,370,000
New York State HFA, HRB, VRDN (a):
33 Bond St. Housing (Manufacturers & Traders Trust Co. LOC), 0.07%, 7/07/15	4,000	4,000,000
625 West 57th Street, Series A-1 (Bank of New York Mellon Trust LOC), 0.06%, 7/07/15	10,000	10,000,000
East 39th Street Housing, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Facility), 0.06%, 7/07/15	10,000	10,000,000
M/F Housing, 175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.13%, 7/07/15	26,100	26,100,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2015	7

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York State HFA, HRB (a) (concluded):
M/F Housing, 175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.13%, 7/07/15	$7,900	$7,900,000
M/F Housing, 175 West 60th Street Housing, Series A-2 (Manufacturers & Traders Trust Co. LOC), 0.09%, 7/07/15	7,000	7,000,000
M/F Housing, Clinton Park, Series A (Federal Home Loan Mortgage Corp. Guarantor, Federal Home Loan Mortgage Corp. Liquidity Agreement), 0.06%, 7/07/15	6,810	6,810,000
M/F Housing, Northend (FNMA Guarantor, FNMA Liquidity Agreement), 0.05%, 7/07/15	7,200	7,200,000
New York State Urban Development Corp., Refunding RB, Series A3C, VRDN (JPMorgan Chase Bank NA SBPA), 0.10%, 7/07/15 (a)	17,800	17,800,000
Port Authority of New York & New Jersey, Austin Trust, RB, VRDN, AMT, Series 1055 (AGM) (Bank of America NA SBPA), 0.14%, 7/07/15 (a)(b)	3,730	3,730,000
Town of Clarence New York, GO, BAN, Refunding, 1.00%, 7/23/15	4,474	4,476,614
Town of Lockport New York, GO, BAN, 1.00%, 12/15/15	3,680	3,690,106
Town of Webster New York, GO, BAN, Refunding, 1.00%, 9/30/15	3,621	3,627,498
Triborough Bridge & Tunnel Authority, Refunding RB, Subseries B-2, VRDN (Wells Fargo Bank NA LOC), 0.02%, 7/01/15 (a)	16,700	16,700,000
Village of Chittenango Central School District, GO, BAN, 1.00%, 11/06/15	4,905	4,916,560
Village of Lansingburgh Central School District at Troy, GO, BAN, Refunding, 1.00%, 7/10/15	14,600	14,602,952
Village of Roslyn Union Free School District, GO, BAN, 1.00%, 9/25/15	4,605	4,612,976
Municipal Bonds	Par (000)	Value
New York (concluded)
Village of Sleepy Hollow New York, GO, Refunding BAN, Series A, 1.00%, 11/24/15	$4,510	$4,520,662

		424,695,518
North Carolina — 2.2%
City of Charlotte Housing Authority North Carolina, RB, VRDN, Oak Park Project (Wells Fargo Bank NA LOC), 0.07%, 7/07/15 (a)	2,000	2,000,000
City of Greensboro North Carolina Combined Water & Sewer System, Refunding RB, VRDN, Series A (Bank of America NA SBPA), 0.10%, 7/07/15 (a)	6,400	6,400,000
City of Raleigh Durham North Carolina Airport Authority, Refunding RB, VRDN, Series C (Royal Bank of Canada LOC), 0.06%, 7/07/15 (a)	965	965,000
City of Raleigh North Carolina, Refunding RB, VRDN, 7-Month Window, 0.25%, 1/26/16 (a)	3,020	3,020,000
City of Raleigh North Carolina Combined Enterprise System Revenue, RB, Series B, VRDN (Wells Fargo Bank NA SBPA), 0.08%, 7/07/15 (a)	7,430	7,430,000
County of Alamance North Carolina Industrial Facilities & Pollution Control Financing Authority, IDRB, VRDN, Millender Project, AMT (Wells Fargo Bank NA LOC), 0.21%, 7/07/15 (a)	600	600,000
County of Lee North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, Arden Corp. Project, AMT (Comerica Bank NA LOC), 0.17%, 7/07/15 (a)	2,550	2,550,000
County of Mecklenburg North Carolina, GO, Refunding, VRDN, 7-Month Window, Series D, 0.17%, 1/26/16 (a)	19,820	19,820,000
North Carolina Agricultural Finance Authority, Refunding RB, VRDN, Harvey Fertilizer & Gas Project, AMT (Wells Fargo Bank NA LOC), 0.26%, 7/02/15 (a)	310	310,000

8	MASTER TAX-EXEMPT LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Capital Facilities Finance Agency, RB, VRDN, Aquarium Society Project (Bank of America NA LOC), 0.13%, 7/07/15 (a)	$15,235	$15,235,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Eagle Tax-Exempt Trust Receipts, Duke University (Citibank NA Liquidity Agreement), 0.08%, 7/07/15 (a)(b)(c)	2,850	2,850,000

		61,180,000
North Dakota — 0.0%
City of West Fargo North Dakota, GO, 2.00%, 5/01/16 (d)	830	840,333
Ohio — 0.8%
City of Columbus Ohio, GO, VRDN, 0.05%, 7/07/15 (a)	11,475	11,475,000
City of Miamisburg Ohio, GO, BAN, Various Purpose, 1.00%, 3/09/16	1,000	1,004,817
County of Franklin Ohio Nationwide Children’s Hospital, RB, VRDN, 0.05%, 7/07/15 (a)	9,300	9,300,000
State of Ohio, GO, Refunding, Higher Education, Series C, 5.00%, 8/03/15	960	964,111

		22,743,928
Oklahoma — 0.5%
Muskogee City-County Trust Port Authority, RB, VRDN, AMT (Bank of America NA LOC), 0.15%, 7/07/15 (a)	5,250	5,250,000
Oklahoma State Turnpike Authority, RBC Municipal Products, Inc. Trust, Refunding RB, VRDN, FLOATS, Series E-37 (Royal Bank Canada LOC), 0.07%, 7/07/15 (a)(b)(c)	9,975	9,975,000

		15,225,000
Oregon — 0.2%
Port of Portland Oregon, Refunding RB, VRDN, Portland International Airport, Series 18-A, AMT (U.S. Bank NA LOC), 0.08%, 7/07/15 (a)	5,775	5,775,000
Municipal Bonds	Par (000)	Value
Pennsylvania — 3.4%
Central Bradford Progress Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series C-14 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.07%, 7/07/15 (a)(b)(c)	$3,910	$3,910,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, FLOATS, Series 2009-58 (State Street Bank & Trust Co. Liquidity Agreement), 0.07%, 7/07/15 (a)(b)(c)	17,500	17,500,000
County of Blair Pennsylvania IDA, RB, VRDN, Homewood at Martinsburg Project (Manufacturers & Traders Trust Co. LOC), 0.12%, 7/07/15 (a)	1,900	1,900,000
County of Lancaster Pennsylvania Hospital Authority, RB, VRDN, Landis Homes Retirement Community Project (Manufacturers & Traders Trust Co. LOC), 0.12%, 7/07/15 (a)	2,270	2,270,000
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, VRDN, Luthercare Project (Manufacturers & Traders Trust Co. LOC), 0.12%, 7/07/15 (a)	29,490	29,490,000
County of Lycoming Pennsylvania Authority, Refunding RB, VRDN, AICUP Financing Program-Lycoming College Project (Manufacturers & Traders Trust Co. LOC), 0.09%, 7/07/15 (a)	4,175	4,175,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, AMT (Manufacturers & Traders Trust Co. LOC) (a):
Evergreen Community Power Facility, 0.22%, 7/07/15	5,755	5,755,000
Merck & Co., Inc., West Point Project, 0.09%, 7/07/15	3,700	3,700,000
Pennsylvania State Public School Building Authority, RB, VRDN, FLOATS, Series 1479 (AGM) (Credit Suisse Liquidity Agreement), 0.24%, 7/07/15 (a)(b)(c)	9,200	9,200,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2015	9

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Turnpike Commission, ROCS, VRDN, Series II-R-11995 (Citibank NA Liquidity Agreement), 0.27%, 7/07/15 (a)(b)(c)	$7,330	$7,330,000
Southcentral General Authority, RB, VRDN, Homewood Hanover Project (Manufacturers & Traders Trust Co. LOC), 0.12%, 7/07/15 (a)	10,205	10,205,000

		95,435,000
Rhode Island — 0.5%
City of East Providence Rhode Island, GO, TAN, 1.50%, 7/30/15	13,840	13,851,956
South Carolina — 0.8%
South Carolina Educational Facilities Authority, RB, Furman University, 4.00%, 10/01/15	1,000	1,009,402
South Carolina Public Service Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4379 (JPMorgan Chase Bank NA Liquidity Agreement), 0.19%, 7/07/15 (a)(b)(c)	8,940	8,940,000
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.22%, 7/07/15 (a)(b)(c)	11,500	11,500,000

		21,449,402
Tennessee — 2.0%
City of Clarksville Tennessee Public Building Authority, RB, VRDN (Bank of America NA LOC), 0.10%, 7/07/15 (a)	12,755	12,755,000
County of Montgomery Tennessee Public Building Authority, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC), 0.13%, 7/07/15 (a)	535	535,000
County of Washington Tennessee, Eclipse Funding Trust, Refunding RB, VRDN (U.S. Bank NA LOC, U.S. Bank NA SBPA), 0.08%, 7/07/15 (a)(b)	19,150	19,150,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, GO, 0.20%, 7/21/15	12,500	12,500,000
Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, VRDN, FLOATS, Series 3013 (Morgan Stanley Bank Liquidity Agreement), 0.08%, 7/07/15 (a)(b)(c)	$10,000	$10,000,000

		54,940,000
Texas — 17.9%
Brazos Harbor Industrial Development Corp., RB, VRDN, BASF Corp. Project, AMT (a):
0.14%, 7/07/15	50,000	50,000,000
0.14%, 7/07/15	25,000	25,000,000
Brazos River Harbor Navigation District, RB, VRDN, BASF Corp. Project, AMT (a):
0.14%, 7/07/15	18,400	18,400,000
Brazoria County, Multi-Mode, 0.14%, 7/07/15	15,800	15,800,000
City of Austin Texas Electric Utility System Revenue, Refunding RB, FLOATS (JPMorgan Chase Bank NA Liquidity Agreement) VRDN, 0.19%, 7/07/15 (a)(b)(c)	12,645	12,645,000
City of Austin Texas Water & Wastewater System, Refunding RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC, Sumitomo Mitsui Banking Corp. LOC), 0.05%, 7/07/15 (a)	16,670	16,670,000
City of Denton Texas ISD, GO, VRDN, School Building (a):
Series A (Bank of America NA SBPA), 0.10%, 7/07/15	2,600	2,600,000
Series B (Bank of Tokyo-Mitsubishi SBPA), 0.07%, 7/07/15	7,400	7,400,000
City of Houston Texas Airport System Revenue, Refunding RB, AMT (AGM) Series A, 5.00%, 7/01/15	6,750	6,750,899
City of Houston Texas Public Improvement, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN, Series 4338 (JPMorgan Chase Bank NA Liquidity Agreement), 0.11%, 7/07/15 (a)(b)(c)	6,335	6,335,000

10	MASTER TAX-EXEMPT LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
City of San Antonio Texas, GO, 5.00%, 8/03/15	$325	$326,362
County of Harris Texas, GO, VRDN, Clipper Tax-Exempt Certificate Trust, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.10%, 7/07/15 (a)(b)(c)	10,000	10,000,000
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Methodist Hospital (a):
Sub-Series C-1, 0.02%, 7/01/15	75,040	75,040,000
Sub-Series C-2, 0.02%, 7/01/15	43,950	43,950,000
County of Hidalgo Texas, GO, Refunding,(NPFGC), 5.00%, 8/17/15 (e)	1,000	1,006,210
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Christus Health, Series C-4 (Bank of Montreal LOC), 0.07%, 7/07/15 (a)	12,420	12,420,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Austin Trust, Refunding RB, VRDN, Certificates of Bank of America, Series 1201 (Bank of America NA Liquidity Agreement), 0.09%, 7/07/15 (a)(b)(c)	5,790	5,790,000
Dallas Performing Arts Cultural Facilities Corp., Refunding RB, VRDN (JPMorgan Chase NA LOC), 0.08%, 7/07/15 (a)	10,100	10,100,000
Dallas/Fort Worth Texas International Airport, Refunding RB, Series F, 3.00%, 11/02/15	2,745	2,769,858
Lamar Consolidated ISD, GO, VRDN, (Citibank Liquidity Agreement), 0.08%, 7/02/15 (a)(b)(c)	12,300	12,300,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.11%, 7/07/15 (a)	70,000	70,000,000
Port of Freeport Texas, RB, VRDN, BASF Corp. Project, AMT, 0.14%, 7/07/15 (a)	5,000	5,000,000
Municipal Bonds	Par (000)	Value
Texas (concluded)
Port of Port Arthur Texas Navigation District, RB, VRDN (a):
Multi-Mode, Atofina Project, Series B, AMT, 0.10%, 7/07/15	$10,000	$10,000,000
Texas Industrial Development Corp., Total Petrochemicals & Refining USA, Inc. Project, 0.08%, 7/07/15	20,700	20,700,000
Total Petrochemicals & Refining USA, Inc. Project, AMT, 0.10%, 7/07/15	24,000	24,000,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank Liquidity Agreement), 0.08%, 7/07/15 (a)(b)(c)	4,500	4,500,000
State of Texas, GO, VRDN (a):
Series B (Bank of New York NA SBPA), 0.07%, 7/07/15	11,435	11,435,000
Series D (State Street Bank & Trust Co. SBPA), 0.07%, 7/07/15	8,475	8,475,000
Waco Educational Finance Corp., Refunding RB, Baylor University, Series A, VRDN (Bank of New York Mellon Trust SBPA), 0.07%, 7/07/15 (a)	11,055	11,055,000

		500,468,329
Utah — 5.1%
City of Murray Utah, RB, VRDN (a):
IHC Health Services, Inc., Series C, 0.01%, 7/01/15	21,700	21,700,000
IHC Health Services, Inc., Series C (Northern Trust Co. SBPA), 0.03%, 7/01/15	32,465	32,465,000
IHC Health Services, Inc., Series D, 0.01%, 7/01/15	25,200	25,200,000
County of Utah Utah, RB, VRDN, IHC Health Services, Inc. (a):
Series B, 0.27%, 1/26/16	5,100	5,100,000
Series C, 0.27%, 1/26/16	4,600	4,600,000
County of Weber Utah, RB, VRDN, IHC Health Service, Inc., Series C (Bank of New York SBPA), 0.03%, 7/01/15 (a)	45,050	45,050,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2015	11

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Utah (concluded)
State of Utah, GO, FLOATS, VRDN, Series 2987 (Morgan Stanley Liquidity Agreement), 0.08%, 7/07/15 (a)(b)(c)	$8,200	$8,200,000

		142,315,000
Vermont — 0.2%
Vermont Housing Finance Agency, Refunding RB, AMT, Series A, VRDN (TD Bank NA SBPA), 0.11%, 7/07/15 (a)	5,800	5,800,000
Virginia — 2.9%
City of Alexandria Virginia IDA, RB, VRDN, Young Men’s Christian Association (Manufacturers & Traders LOC), 0.12%, 7/07/15 (a)	868	868,000
County of Fairfax Virginia IDA, Refunding RB, VRDN, Window, Healthcare, Inova Health System, Series C, 0.25%, 1/26/16 (a)	10,220	10,220,000
State of Virginia Commonwealth Transportation Board, RB, VRDN, Clipper Tax-Exempt Certificate Trust, Series A (State Street Bank & Trust Co. Liquidity Agreement), 0.07%, 7/07/15 (a)(b)(c)	12,160	12,160,000
State of Virginia HDA, Refunding RB, MERLOTS, VRDN, S/F Housing, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.14%, 7/07/15 (a)(b)(c)	2,880	2,880,000
University of Virginia, RB, VRDN, Eagle Tax-Exempt Receipts, Class A (Citibank NA Liquidity Agreement), 0.08%, 7/07/15 (a)(b)(c)	5,565	5,565,000
Virginia College Building Authority, RB, VRDN, 21st Century College (Wells Fargo Bank NA SBPA) (a):
Series B, 0.03%, 7/01/15	32,425	32,425,000
Series C, 0.03%, 7/01/15	16,440	16,440,000

		80,558,000
Washington — 4.0%
County of King Washington Sewer Revenue, RB, VRDN (Citibank NA Liquidity Agreement) (AGM), 0.08%, 7/07/15 (a)(b)	9,410	9,410,000
Municipal Bonds	Par (000)	Value
Washington (continued)
County of King Washington Sewer Revenue, Refunding RB, Austin Trust, VRDN, Series 1200 (AGM) (Bank of America NA Liquidity Agreement), 0.09%, 7/07/15 (a)(b)	$10,000	$10,000,000
Port of Tacoma Washington, ARB, VRDN, ROCS, RR-II-12056, AMT (AGC) (Citibank NA Liquidity Agreement), 0.11%, 7/02/15 (a)(b)(c)	9,900	9,900,000
State of Washington Healthcare Facility Authority, RB, VRDN, Seattle Children’s Hospital (Bank of America NA SBPA) (a)(b)(c):
0.09%, 7/07/15	5,925	5,925,000
0.09%, 7/07/15	2,230	2,230,000
State of Washington, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN, Series 4292 (JPMorgan Chase Bank NA Liquidity Agreement), 0.08%, 7/07/15 (a)(b)(c)	3,745	3,745,000
State of Washington, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 16C (Wells Fargo Bank NA Liquidity Agreement), 0.09%, 7/07/15 (a)(b)(c)	20,000	20,000,000
Washington State Housing Finance Commission, RB, VRDN (a):
Heatherwood, Inc., LLC, Series A, AMT (Freddie Mac Liquidity Agreement), 0.12%, 7/07/15	11,125	11,125,000
Kingsgate LLC, Series A, AMT (Freddie Mac Liquidity Agreement), 0.12%, 7/07/15	11,050	11,050,000
Living Care Centers Project Housing, Series C42, AMT (Wells Fargo Bank NA LOC), 0.08%, 7/07/15	10,970	10,970,000
Mill Pointe LP, Series A, AMT (Freddie Mac Liquidity Agreement), 0.12%, 7/07/15	9,425	9,425,000

12	MASTER TAX-EXEMPT LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington (concluded)
Washington State Housing Finance Commission, RB, VRDN (a) (concluded):
Traditions at South Hill Apartments Project (East West Bank LOC) (Federal Home Loan Guarantor), 0.06%, 7/07/15	$8,300	$8,300,000

		112,080,000
West Virginia — 1.5%
County of Jackson West Virginia, RB, VRDN, Armstrong World Industries, Inc. Project (Bank of Nova Scotia LOC), 0.08%, 7/07/15 (a)	35,000	35,000,000
West Virginia EDA, RB, VRDN, Appalachian Power Co., Series A (Sumitomo Mitsui Trust Bank Ltd. LOC), 0.08%, 7/07/15 (a)	5,800	5,800,000

		40,800,000
Wisconsin — 3.8%
City of West Bend Housing Authority, RB, VRDN, River Shores Regency, AMT (U.S. Bank NA LOC), 0.09%, 7/07/15 (a)	5,105	5,105,000
State of Wisconsin, TECP:
Petroleum Inspection Fee, 0.11%, 9/03/15	30,000	30,000,000
Petroleum Inspection Fee, 0.18%, 9/17/15	15,150	15,150,000
ECN, 0.11%, 7/15/15	30,750	30,750,000
ECN, 0.11%, 9/03/15	19,208	19,208,000
Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Village of Kohler Wisconsin, RB, VRDN, Kohler Co. Project, AMT (Wells Fargo Bank NA LOC), 0.11%, 7/07/15 (a)	$4,000	$4,000,000
Wisconsin Health & Educational Facilities Authority, RB, ROCS, VRDN, Ascension Health, Series II R-14065 (Citibank NA Liquidity Agreement), 0.08%, 7/07/15 (a)(b)(c)	3,000	3,000,000

		107,213,000
Wyoming — 0.6%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank NA LOC), 0.17%, 7/07/15 (a)	4,000	4,000,000
County of Converse Wyoming, Refunding RB, VRDN, PacifiCorp Projects (Bank of Nova Scotia LOC), 0.07%, 7/07/15 (a)	6,485	6,485,000
County of Sweetwater Wyoming, Refunding RB, VRDN, PacifiCorp Project (Bank of Nova Scotia LOC), 0.09%, 7/07/15 (a)	5,310	5,310,000

		15,795,000
Total Investments (Cost — $2,794,389,957*) — 100.1%		2,794,389,957
Liabilities in Excess of Other Assets — (0.1)%		(1,755,488)

Net Assets — 100.0%		$2,792,634,469

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Janney Montgomery Scott LLC	$840,333	—
JPMorgan Securities LLC	$7,608,150	—

MASTER TAX-EXEMPT LLC	JUNE 30, 2015	13

Schedule of Investments (continued)	Master Tax-Exempt LLC

(e)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
ECN	Extendible Commercial Note
EDA	Economic Development Authority
EDC	Economic Development Corp.
EMCP	Extendible Municipal Commercial Paper
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
LOC	Letter of Credit
M/F	Multi-Family
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
NPFGC	National Public Finance Guarantee Corp.
P-FLOATS	Puttable Floating Rate Securities
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
ROCS	Reset Option Certificates
S/F	Single-Family
SBPA	Stand-by Bond Purchase Agreements
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes

14	MASTER TAX-EXEMPT LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Tax-Exempt LLC

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master LLC’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report. As of June 30, 2015, the following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$2,794,389,957	—	$2,794,389,957
[1] See above Schedule of Investments for values in each state or political subdivision.

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, cash of $591,451 is categorized as Level 1 within the disclosure hierarchy

During the period ended June 30, 2015, there were no transfers between levels.

MASTER TAX-EXEMPT LLC	JUNE 30, 2015	15

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Tax-Exempt Fund and Master Tax-Exempt LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 21, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 21, 2015